Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
(Loss)/gain on disposal of discontinued operations	$ (1,022,000)	$ 30,672,000	$ 30,672	$ 0